Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Major Components of Income Tax Expense

The major components of income tax expense for the years ended December 31, 2017, 2016 and 2015 are:

	2017		2016		2015
Current tax expense	Ps.	18,801	Ps.	13,548	Ps.	9,879
Deferred tax expense:
Origination and reversal of temporary differences		(7,385)		(3,947)		826
(Recognition) application of tax losses, net		(823)		(1,693)		(2,789)
Change in the statutory rate		(10)		(20)		16

Total deferred tax income		(8,218)		(5,660)		(1,947)

	Ps.	10,583	Ps.	7,888	Ps.	7,932

Schedule of Recognized in Consolidated Statement of Other Comprehensive Income

Recognized in Consolidated Statement of Other Comprehensive Income (OCI)

Income tax related to items charged or recognized directly in OCI during the year:	2017		2016		2015
Unrealized loss on cash flow hedges	Ps.	(191)	Ps.	745	Ps.	93
Exchange differences on translation of foreign operations		387		4,478		1,699
Remeasurements of the net defined benefit liability		(154)		(49)		49
Share of the other comprehensive income of associates and joint ventures		(1,465)		(1,385)		193

Total income tax cost recognized in OCI	Ps.	(1,423)	Ps.	3,789	Ps.	2,034

Schedule of Domestic Tax Rate

A reconciliation between tax expense and income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic tax rate for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Mexican statutory income tax rate	30.0%	30.0%	30.0%
Difference between book and tax inflationary values and translation effects	(6.2%)	(2.4%)	(1.3%)
Annual inflation tax adjustment	0.4%	0.6%	(1.5%)
Difference between statutory income tax rates	1.8%	1.2%	0.4%
Repatriation of capital benefit decree	(20.2%)	—	—
Non-deductible expenses	2.4%	2.8%	3.3%
(Non-taxable) income	—	(0.4%)	(0.3%)
Hedge of a net investment in foreign operations	(1.4%)	(2.2%)	—
Effect of changes in Venezuela tax law	—	3.6%	—
Income tax credits	(1.8%)	(3.9%)	—
Philippines consolidation profit	(2.2%)	—	—
Venezuela desconsolidation effect	23.4%	—	—
Others	0.3%	(1.6%)	0.8%

	26.5%	27.6%	31.5%

Schedule of Deferred Income Tax

Deferred Income Tax Related to:

	Consolidated Statement of Financial Position as of				Consolidated Statement of Income
	December 31, 2017		December 31, 2016		2017		2016		2015
Allowance for doubtful accounts	Ps.	(152)	Ps.	(172)	Ps.	16	Ps.	(17)	Ps.	93
Inventories		(151)		(112)		(1)		(151)		(14)
Other current assets		101		64		34		(80)		21
Property, plant and equipment, net (3)		(2,733)		(471)		(2,537)		670		(314)
Investments in associates and joint ventures		(6,989)		(1,227)		(5,094)		75		684
Other assets		254		257		(155)		234		(52)
Finite useful lived intangible assets		894		201		207		(1,506)		201
Indefinite lived intangible assets		9,957		9,376		968		7,391		84
Post-employment and other long-term employee benefits		(965)		(692)		(217)		(34)		86
Derivative financial instruments		84		255		(171)		128		165
Provisions		(3,500)		(2,956)		(557)		(411)		(8)
Temporary non-deductible provision		(222)		(3,450)		(144)		(9,118)		735
Employee profit sharing payable		(351)		(340)		(11)		(29)		(43)
Tax loss carryforwards		(10,218)		(8,889)		(823)		(1,693)		(2,789)
Tax credits to recover (2)		(2,308)		(1,150)		(705)		(1,150)		—
Accumulated other comprehensive income(1)		239		537		(224)		—		—
Exchange differences on translation of foreign operations in OCI		7,168		7,694		—		—		—
Other liabilities		(828)		59		1,220		102		(113)

Deferred tax income					Ps.	(8,194)	Ps.	(5,589)	Ps.	(1,264)
Deferred tax income net recorded in share of the profit of associates and joint ventures accounted for using the equity method						(24)		(71)		(683)

Deferred tax income, net					Ps.	(8,218)	Ps.	(5,660)	Ps.	(1,947)

Deferred income taxes, net		(9,720)		(1,016)
Deferred tax asset		(15,853)		(12,053)
Deferred tax liability	Ps.	6,133	Ps.	11,037

(1)	Deferred tax related to derivative financial instruments and remeasurements of the net defined benefit liability.
(2)	Correspond to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with a related and non-related parties.
(3)	As a result of the change in the application of the law, the Company recognized a deferred tax liability in Venezuela for an amount of Ps. 1,107 with their corresponding impact on the income tax of the year as disclosed in the effective tax rate reconciliation.

Schedule of Deferred Tax related to Accumulated Other Comprehensive Income (AOCI)

Deferred tax related to Accumulated Other Comprehensive Income (AOCI)

Income tax related to items charged or recognized directly in AOCI as of the year:	2017		2016
Unrealized loss on derivative financial instruments	Ps.	641	Ps.	847
Remeasurements of the net defined benefit liability		(402)		(306)

Total deferred tax loss (income) related to AOCI	Ps.	239	Ps.	541

Schedule of Changes in Net Deferred Income Tax Asset

The changes in the balance of the net deferred income tax asset are as follows:

	2017		2016		2015
Initial balance	Ps.	(1,016)	Ps.	(2,063)	Ps.	(2,635)
Deferred tax provision for the year		(8,218)		(5,660)		(1,979)
Deferred tax income net recorded in share of the profit of associates and joint ventures accounted for using the equity method		(67)		71		683
Acquisition of subsidiaries (see Note 4)		(367)		1,375		(161)
Effects in equity:
Unrealized loss on cash flow hedges		(83)		1,008		184
Exchange differences on translation of foreign operations		(1,472)		3,260		1,729
Remeasurements of the net defined benefit liability		131		(479)		121
Retained earnings of associates		(38)		(224)		(396)
Cash flow hedges in foreign investments		(540)		(618)		—
Restatement effect of the year and beginning balances associated with hyperinflationary economies		1,689		2,314		359
Deconsolidation of subsidiaries		261		—		—

Ending balance	Ps.	(9,720)	Ps.	(1,016)	Ps.	(2,063)

Schedule of Tax Loss Carryforwards

The subsidiaries in Mexico, Colombia and Brazil have tax loss carryforwards. The tax losses carryforwards and their years of expiration are as follows:

Year	Tax Loss Carryforwards
2018	Ps.	665
2019		98
2020		111
2021		116
2022		122
2023		479
2024		86
2025		410
2026 and thereafter		10,681
No expiration (Brazil and Colombia)		16,719

	Ps.	29,487

Summary of Changes in the Balance of Tax Loss Carryforwards

The changes in the balance of tax loss carryforwards are as follows:

	2017		2016
Balance at beginning of the year	Ps.	27,452	Ps.	16,463
Reserved		—		(2)
Additions		5,673		6,349
Usage of tax losses		(3,157)		(168)
Translation effect of beginning balances		(481)		4,810

Balance at end of the year	Ps.	29,487	Ps.	27,452